Employee Benefits - Summary of Change in Present Value of Defined Obligation (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	₨ 2,674	₨ 2,085	₨ 1,782
Interest on obligation	64	131	63
Remeasurement loss/(gains)
Actuarial loss/(gain) arising from financial assumptions	625	(423)	(749)
Actuarial loss/(gain) arising from demographic assumptions	667	(155)	(227)
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Value at the beginning of the year	15,475	13,465
Acquisitions	3,123	7
Current service cost	2,674	2,085
Interest on obligation	749	681
Benefits paid	(2,731)	(1,069)
Remeasurement loss/(gains)
Actuarial loss/(gain) arising from financial assumptions	(625)	423
Actuarial loss/(gain) arising from demographic assumptions	(667)	155
Actuarial loss/(gain) arising from experience adjustments	920	(334)
Translation adjustment	(25)	62
Value at the end of the year	₨ 18,893	₨ 15,475	₨ 13,465